COMMITMENTS AND CONTINGENCIES (Narrative) (Details)			1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 02, 2018	Mar. 13, 2015 USD ($)	Nov. 28, 2016 USD ($)	Dec. 31, 2018 USD ($) ft²	Dec. 31, 2017 USD ($)	Sep. 30, 2018
Area of leased facility | ft²				1,700
Monthly rental cost				$ 3,500
Annual percentage increase to base rent				4.00%
Lease expiration date	Nov. 30, 2021
Rent expense				$ 11,671	$ 11,355
Monthly base rent				3,630
USFRF [Member]
Reimbursement of expenses				$ 7,254
Royalty percentage				3.00%
Percentage of right to purchase securities				5.00%
USFRF [Member] | License [Member]
License fees				$ 3,000
Revenue [Member] | Customer one [Member]
Concentration risk percentage				10.00%
Accounts Receivable [Member] | Four Customers [Member]
Concentration risk percentage				56.00%
Accounts Receivable [Member] | Two Customers [Member]
Concentration risk percentage						24.00%
Chief Financial Officer [Member]
Officers salary		$ 96,000
Chief Executive Officer [Member]
Officers salary			$ 200,000